Financial risk management - Interest rate risk (Details) - Interest rate risk € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in basis points	25.00%
Positive/negative impact	€ 6.2	$ 0.9	$ 1.7